Segment Information	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
Segment Information
25.
SEGMENT INFORMATION

Reportable operating segments include components of an enterprise about which separate financial information is available that is evaluated regularly by the CODM in deciding how to allocate resources and in assessing performance. The Group's CODM has been identified as the Chief Executive Officer. The Group currently reports the results of operations in three segments on a product category basis, namely Color Cosmetics Brands, Skincare Brands and others. The CODM measures the performance of each segment based on metrics of net revenues and segment income (loss) from operations and uses these results to evaluate the performance of, and to allocate resources to, each of the segments. Cost of revenues, advertising, marketing and commission expenses, and impairment of goodwill are significant segment expenses identified by the Group.

The table below provides a summary of the Group’s reportable segment results for the years ended December 31, 2023, 2024 and 2025:

	For the year ended December 31, 2025
	Color Cosmetics Brands	Skincare Brands	Others	Total segments
	RMB
Total net revenues	2,005,911	2,277,334	14,879	4,298,124
Total cost of revenues	(510,809)	(418,434)	(7,537)	(936,780)
Advertising, marketing and commission expenses(a)	(1,004,529)	(1,352,874)	—	(2,357,403)
Other expenses(b)	(549,950)	(536,763)	(1,262)	(1,087,975)
Segment (loss) income from operations	(59,377)	(30,737)	6,080	(84,034)

	For the year ended December 31, 2024
	Color Cosmetics Brands	Skincare Brands	Others	Total segments
	RMB
Total net revenues	1,968,350	1,393,259	31,805	3,393,414
Total cost of revenues	(488,394)	(269,185)	(18,657)	(776,236)
Advertising, marketing and commission expenses(a)	(1,003,978)	(743,423)	—	(1,747,401)
Impairment of goodwill	(5,266)	(397,810)	—	(403,076)
Other expenses(b)	(656,131)	(431,560)	(6,342)	(1,094,033)
Segment (loss) income from operations	(185,419)	(448,719)	6,806	(627,332)

	For the year ended December 31, 2023
	Color Cosmetics Brands	Skincare Brands	Others	Total segments
	RMB
Total net revenues	1,973,726	1,383,578	57,470	3,414,774
Total cost of revenues	(574,995)	(292,305)	(34,155)	(901,455)
Advertising, marketing and commission expenses(a)	(993,920)	(683,229)	—	(1,677,149)
Impairment of goodwill	—	(354,039)	—	(354,039)
Other expenses(b)	(756,958)	(485,273)	(21,456)	(1,263,687)
Segment (loss) income from operations	(352,147)	(431,268)	1,859	(781,556)

25.
SEGMENT INFORMATION (Continued)

The following table presents the reconciliation from the segment (loss) income from operations to the consolidated loss before income tax expenses for the years ended December 31, 2023. 2024 and 2025:

	For the year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Segment loss from operations	(781,556)	(627,332)	(84,034)
Unallocated expenses (c)	(131,799)	(197,559)	(101,760)
Financial income	89,020	86,136	40,721
Foreign currency exchange gain (loss)	7,218	(20,399)	13,374
Income from equity method investments, net	10,122	1,386	5,940
Impairment of investments	—	—	(13,453)
Other income, net	53,558	44,461	46,690
Loss before income tax expenses	(753,437)	(713,307)	(92,522)

(a) Advertising, marketing and commission expenses mainly represent (i) advertising and marketing promotion expenses, (ii) platform and other commissions.

(b) Other expenses represent fulfilment expenses related to warehousing, shipping and delivery of products to customers include rental and personnel costs for warehouses, third-party shipping costs and customer service-related expenses, other selling and marketing expenses related to personnel costs for sales and marketing staff and rental, depreciation expenses, personnel and other costs for offline experience stores, general and administrative expenses and research and development expenses which consist of personnel costs and other expenses which are related to general corporate functions and research and development and product development activities.

(c) Unallocated expenses represent share-based compensation and amortization of intangible assets resulting from assets and business acquisitions, which are not allocated to segments.

Depreciation of property and equipment, net (included in the measurement of segment profit or loss):

	For the year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Total depreciation of property and equipment, net
Color Cosmetics	31,588	18,199	14,607
Skincare	21,509	19,542	22,204
Others	586	253	61
	53,683	37,994	36,872

No asset information is provided for reportable segments as no such information provides to the CODM to evaluate the segment performance and most assets are managed at the group level.

Substantially all revenues and long-lived assets of Group are derived from and located in the PRC.